Schedule of Diluted Loss Per Share of Common Stock (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (270,346)	$ (261,565)	$ (165,559)	$ (154,420)	$ (531,911)	$ (319,979)	$ (400,232)	$ (414,045)
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Basic and diluted loss per share – Class B	$ (0.06)		$ (0.01)		$ (0.12)	$ (0.02)	$ (0.03)	$ (0.05)
Diluted loss per share	$ (0.06)		$ (0.01)		$ (0.12)	$ (0.02)	$ (0.03)	$ (0.05)
Denominator for basic and diluted earnings per share - Weighted-average shares of Class B common stock issued and outstanding during the period	4,391,649		13,270,700		4,502,530	13,270,700	10,946,277	5,578,069
Denominator for diluted earnings per share - Weighted-average shares of common stock issued and outstanding during the period	4,391,649		13,270,700		4,502,530	13,270,700	10,946,277	5,578,069
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Basic and diluted loss per share – Class B			$ (0.01)			$ (0.02)	$ (0.03)	$ (0.05)
Diluted loss per share			$ (0.01)			$ (0.02)	$ (0.03)	$ (0.05)
Denominator for basic and diluted earnings per share - Weighted-average shares of Class B common stock issued and outstanding during the period			3,162,500			3,162,500	2,313,390	3,162,500
Denominator for diluted earnings per share - Weighted-average shares of common stock issued and outstanding during the period			3,162,500			3,162,500	2,313,390	3,162,500